Plant and Equipment (Schedule Related to Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cost
Balance at December 31	$ 133,664
Disposals	(107)
Reclassifications	194	$ 1,701
Balance at December 31	192,200	133,664
Accumulated Impairment
Balance at December 31	133,664
Disposals	(107)
Balance at December 31	192,200	133,664
Accumulated Depreciation
Balance at December 31	133,664
Disposals	(107)
Reclassifications	194	1,701
Depreciation	44,774	42,522
Balance at December 31	192,200	133,664
NET BOOK VALUE at December 31,	133,664	133,664
Gross carrying amount [member]
Cost
Balance at December 31	221,649	215,446
Additions	79,131	14,900
Changes in rehabilitation provision	550	312
Disposals	(2,243)	(9,006)
Reclassifications		(3)
Balance at December 31	299,087	221,649
Accumulated Impairment
Balance at December 31	221,649	215,446
Disposals	(2,243)	(9,006)
Balance at December 31	299,087	221,649
Accumulated Depreciation
Balance at December 31	221,649	215,446
Disposals	(2,243)	(9,006)
Reclassifications		(3)
Balance at December 31	299,087	221,649
NET BOOK VALUE at December 31,	221,649	215,446
Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	87,985	61,813
Disposals	(2,040)	(5,045)
Balance at December 31	106,887	87,985
Accumulated Impairment
Balance at December 31	87,985	61,813
Disposals	(2,040)	(5,045)
Impairment reversal (note 14)		10,437
Balance at December 31	106,887	87,985
Accumulated Depreciation
Balance at December 31	87,985	61,813
Disposals	(2,040)	(5,045)
Impairment reversal (note 14)		10,437
Depreciation	20,942	20,780
Balance at December 31	106,887	87,985
NET BOOK VALUE at December 31,	87,985	61,813
Accumulated impairment [member]
Cost
Balance at December 31		22,770
Disposals		(76)
Accumulated Impairment
Balance at December 31		22,770
Disposals		(76)
Impairment reversal (note 14)		(22,694)
Accumulated Depreciation
Balance at December 31		22,770
Disposals		(76)
Impairment reversal (note 14)		(22,694)
NET BOOK VALUE at December 31,		22,770
Machinery and Equipment [member]
Cost
Balance at December 31	34,647
Balance at December 31	38,345	34,647
Accumulated Impairment
Balance at December 31	34,647
Balance at December 31	38,345	34,647
Accumulated Depreciation
Balance at December 31	34,647
Balance at December 31	38,345	34,647
NET BOOK VALUE at December 31,	34,647	34,647
Machinery and Equipment [member] | Gross carrying amount [member]
Cost
Balance at December 31	62,217	57,685
Additions	3,122	2,978
Changes in rehabilitation provision	550	312
Disposals	(1,859)	(3,461)
Reclassifications	10,158	4,703
Balance at December 31	74,188	62,217
Accumulated Impairment
Balance at December 31	62,217	57,685
Disposals	(1,859)	(3,461)
Balance at December 31	74,188	62,217
Accumulated Depreciation
Balance at December 31	62,217	57,685
Disposals	(1,859)	(3,461)
Reclassifications	10,158	4,703
Balance at December 31	74,188	62,217
NET BOOK VALUE at December 31,	62,217	57,685
Machinery and Equipment [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	27,570	17,864
Disposals	(1,719)	(2,549)
Reclassifications	3,152	3,907
Balance at December 31	35,843	27,570
Accumulated Impairment
Balance at December 31	27,570	17,864
Disposals	(1,719)	(2,549)
Impairment reversal (note 14)		2,449
Balance at December 31	35,843	27,570
Accumulated Depreciation
Balance at December 31	27,570	17,864
Disposals	(1,719)	(2,549)
Reclassifications	3,152	3,907
Impairment reversal (note 14)		2,449
Depreciation	6,840	5,899
Balance at December 31	35,843	27,570
NET BOOK VALUE at December 31,	27,570	17,864
Machinery and Equipment [member] | Accumulated impairment [member]
Cost
Balance at December 31		3,776
Disposals		(1)
Accumulated Impairment
Balance at December 31		3,776
Disposals		(1)
Impairment reversal (note 14)		(3,775)
Accumulated Depreciation
Balance at December 31		3,776
Disposals		(1)
Impairment reversal (note 14)		(3,775)
NET BOOK VALUE at December 31,		3,776
Land, Buildings and Leasehold Improvements [member]
Cost
Balance at December 31	79,385
Balance at December 31	75,771	79,385
Accumulated Impairment
Balance at December 31	79,385
Balance at December 31	75,771	79,385
Accumulated Depreciation
Balance at December 31	79,385
Balance at December 31	75,771	79,385
NET BOOK VALUE at December 31,	79,385	79,385
Land, Buildings and Leasehold Improvements [member] | Gross carrying amount [member]
Cost
Balance at December 31	131,738	132,067
Additions	390	276
Disposals		(1,184)
Reclassifications	9,190	579
Balance at December 31	141,318	131,738
Accumulated Impairment
Balance at December 31	131,738	132,067
Disposals		(1,184)
Balance at December 31	141,318	131,738
Accumulated Depreciation
Balance at December 31	131,738	132,067
Disposals		(1,184)
Reclassifications	9,190	579
Balance at December 31	141,318	131,738
NET BOOK VALUE at December 31,	131,738	132,067
Land, Buildings and Leasehold Improvements [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	52,353	33,479
Disposals		(448)
Reclassifications	538
Balance at December 31	65,547	52,353
Accumulated Impairment
Balance at December 31	52,353	33,479
Disposals		(448)
Impairment reversal (note 14)		6,484
Balance at December 31	65,547	52,353
Accumulated Depreciation
Balance at December 31	52,353	33,479
Disposals		(448)
Reclassifications	538
Impairment reversal (note 14)		6,484
Depreciation	12,656	12,838
Balance at December 31	65,547	52,353
NET BOOK VALUE at December 31,	52,353	33,479
Land, Buildings and Leasehold Improvements [member] | Accumulated impairment [member]
Cost
Balance at December 31		16,154
Accumulated Impairment
Balance at December 31		16,154
Impairment reversal (note 14)		(16,154)
Accumulated Depreciation
Balance at December 31		16,154
Impairment reversal (note 14)		(16,154)
NET BOOK VALUE at December 31,		16,154
Furniture and Other Equipment [member]
Cost
Balance at December 31	2,425
Balance at December 31	4,463	2,425
Accumulated Impairment
Balance at December 31	2,425
Balance at December 31	4,463	2,425
Accumulated Depreciation
Balance at December 31	2,425
Balance at December 31	4,463	2,425
NET BOOK VALUE at December 31,	2,425	2,425
Furniture and Other Equipment [member] | Gross carrying amount [member]
Cost
Balance at December 31	6,315	15,848
Additions	6,411	726
Disposals	(328)	(3,006)
Reclassifications	(3,495)	(7,253)
Balance at December 31	8,903	6,315
Accumulated Impairment
Balance at December 31	6,315	15,848
Disposals	(328)	(3,006)
Balance at December 31	8,903	6,315
Accumulated Depreciation
Balance at December 31	6,315	15,848
Disposals	(328)	(3,006)
Reclassifications	(3,495)	(7,253)
Balance at December 31	8,903	6,315
NET BOOK VALUE at December 31,	6,315	15,848
Furniture and Other Equipment [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	3,890	6,748
Disposals	(264)	(1,507)
Reclassifications	(19)	(3,920)
Balance at December 31	4,440	3,890
Accumulated Impairment
Balance at December 31	3,890	6,748
Disposals	(264)	(1,507)
Impairment reversal (note 14)		1,253
Balance at December 31	4,440	3,890
Accumulated Depreciation
Balance at December 31	3,890	6,748
Disposals	(264)	(1,507)
Reclassifications	(19)	(3,920)
Impairment reversal (note 14)		1,253
Depreciation	833	1,316
Balance at December 31	4,440	3,890
NET BOOK VALUE at December 31,	3,890	6,748
Furniture and Other Equipment [member] | Accumulated impairment [member]
Cost
Balance at December 31		2,365
Accumulated Impairment
Balance at December 31		2,365
Impairment reversal (note 14)		(2,365)
Accumulated Depreciation
Balance at December 31		2,365
Impairment reversal (note 14)		(2,365)
NET BOOK VALUE at December 31,		2,365
Transport units [member]
Cost
Balance at December 31	501
Balance at December 31	1,213	501
Accumulated Impairment
Balance at December 31	501
Balance at December 31	1,213	501
Accumulated Depreciation
Balance at December 31	501
Balance at December 31	1,213	501
NET BOOK VALUE at December 31,	501	501
Transport units [member] | Gross carrying amount [member]
Cost
Balance at December 31	1,163	1,095
Additions	994	108
Disposals	(30)	(110)
Reclassifications	36	70
Balance at December 31	2,163	1,163
Accumulated Impairment
Balance at December 31	1,163	1,095
Disposals	(30)	(110)
Balance at December 31	2,163	1,163
Accumulated Depreciation
Balance at December 31	1,163	1,095
Disposals	(30)	(110)
Reclassifications	36	70
Balance at December 31	2,163	1,163
NET BOOK VALUE at December 31,	1,163	1,095
Transport units [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	662	576
Disposals	(31)	(101)
Reclassifications	37	13
Balance at December 31	950	662
Accumulated Impairment
Balance at December 31	662	576
Disposals	(31)	(101)
Balance at December 31	950	662
Accumulated Depreciation
Balance at December 31	662	576
Disposals	(31)	(101)
Reclassifications	37	13
Depreciation	282	174
Balance at December 31	950	662
NET BOOK VALUE at December 31,	662	576
Equipment Under Finance Lease [member]
Cost
Balance at December 31	3,785
Balance at December 31	13,304	3,785
Accumulated Impairment
Balance at December 31	3,785
Balance at December 31	13,304	3,785
Accumulated Depreciation
Balance at December 31	3,785
Balance at December 31	13,304	3,785
NET BOOK VALUE at December 31,	3,785	3,785
Equipment Under Finance Lease [member] | Gross carrying amount [member]
Cost
Balance at December 31	7,295	7,810
Disposals	(26)	(515)
Reclassifications	6,142
Balance at December 31	13,411	7,295
Accumulated Impairment
Balance at December 31	7,295	7,810
Disposals	(26)	(515)
Balance at December 31	13,411	7,295
Accumulated Depreciation
Balance at December 31	7,295	7,810
Disposals	(26)	(515)
Reclassifications	6,142
Balance at December 31	13,411	7,295
NET BOOK VALUE at December 31,	7,295	7,810
Equipment Under Finance Lease [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	3,510	3,146
Disposals	(26)	(440)
Reclassifications	(3,708)
Balance at December 31	107	3,510
Accumulated Impairment
Balance at December 31	3,510	3,146
Disposals	(26)	(440)
Impairment reversal (note 14)		251
Balance at December 31	107	3,510
Accumulated Depreciation
Balance at December 31	3,510	3,146
Disposals	(26)	(440)
Reclassifications	(3,708)
Impairment reversal (note 14)		251
Depreciation	331	553
Balance at December 31	107	3,510
NET BOOK VALUE at December 31,	3,510	3,146
Equipment Under Finance Lease [member] | Accumulated impairment [member]
Cost
Balance at December 31		475
Disposals		(75)
Accumulated Impairment
Balance at December 31		475
Disposals		(75)
Impairment reversal (note 14)		(400)
Accumulated Depreciation
Balance at December 31		475
Disposals		(75)
Impairment reversal (note 14)		(400)
NET BOOK VALUE at December 31,		475
Capital Work in Progress [member]
Cost
Balance at December 31	12,921
Balance at December 31	59,104	12,921
Accumulated Impairment
Balance at December 31	12,921
Balance at December 31	59,104	12,921
Accumulated Depreciation
Balance at December 31	12,921
Balance at December 31	59,104	12,921
NET BOOK VALUE at December 31,	12,921	12,921
Capital Work in Progress [member] | Gross carrying amount [member]
Cost
Balance at December 31	12,921	941
Additions	68,214	10,812
Disposals		(730)
Reclassifications	(22,031)	1,898
Balance at December 31	59,104	12,921
Accumulated Impairment
Balance at December 31	12,921	941
Disposals		(730)
Balance at December 31	59,104	12,921
Accumulated Depreciation
Balance at December 31	12,921	941
Disposals		(730)
Reclassifications	(22,031)	1,898
Balance at December 31	59,104	12,921
NET BOOK VALUE at December 31,	$ 12,921	$ 941